ORDINARY SHARES (Details)						1 Months Ended	6 Months Ended
	Jun. 26, 2020 USD ($) $ / shares shares	May 21, 2020 USD ($) $ / shares shares	Dec. 26, 2019 shares	Dec. 10, 2019 $ / shares shares	Aug. 21, 2018 shares	Aug. 21, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Nov. 25, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 CNY (¥) shares	Sep. 21, 2018 $ / shares
Equity [Line Items]
Proceeds from Issuance of Common Stock							$ 1,520,060	¥ 9,930,015	¥ 0
Cost Method Investment Ownership Percentage					43.00%	43.00%	43.00%			43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					487,057
Reverse stock split ratio				0.2			0.2	0.2
Common shares, shares authorized							20,000,000			20,000,000			20,000,000
Number of fractional ordinary shares issued				0
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive			23,049,639
Common shares, shares outstanding			4,611,720				8,416,721			8,416,721			7,202,832
Percentage Transfer Of Profit To Statutory Reserves							10.00%	10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital							50.00%	50.00%
Appropriated retained earnings							$ 635,107			¥ 4,148,929			¥ 4,148,929
Number of Common Stock to be Issued	1,680,000	911,112
Par value (in dollars per share) | $ / shares	$ 0.0925	$ 0.0925					$ 0.0925				$ 0.0925	$ 0.0925
Number of Ordinary Shares called for by warrants	1,680,000	911,112					1,308,111			1,308,111
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.25	$ 2.25
Gross proceeds | $	$ 2,100,000	$ 2,100,000
Payments of Stock Issuance Costs | $	200,000	300,000
Net proceeds | $	$ 1,900,000	$ 1,700,000
Minimum
Equity [Line Items]
Equity Method Investment, Ownership Percentage					8.00%	8.00%	20.00%			20.00%
Common shares, shares authorized				20,000,000
Par value (in dollars per share) | $ / shares				$ 0.0925
Maximum
Equity [Line Items]
Equity Method Investment, Ownership Percentage					43.00%	43.00%	50.00%			50.00%
Common shares, shares authorized				100,000,000
Par value (in dollars per share) | $ / shares				$ 0.0185
Future Gas Station (Beijing) Technology, Ltd
Equity [Line Items]
Payments to Acquire Additional Interest in Subsidiaries | ¥						¥ 10,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					487,057
Shares Issued, Price Per Share | $ / shares														$ 6.4375